Fair Value - Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Cash and due from banks	$ 3,597	$ 2,107	$ 1,314	$ 1,207
Interest-bearing deposits with banks	73,040	67,227
Securities purchased under resale agreements	4,679	3,241
Investment securities held-to-maturity	41,351	40,255
Financial Liabilities:
Non-interest-bearing	44,804	47,175
Interest-bearing - U.S.	66,235	50,139
Interest-bearing - non-U.S.	69,321	87,582
Securities sold under repurchase agreements	1,082	2,842
Other short-term borrowings	3,092	1,144
Reported Amount
Financial Assets:
Cash and due from banks	3,597	2,107
Interest-bearing deposits with banks	73,040	67,227
Securities purchased under resale agreements	4,679	3,241
Investment securities held-to-maturity	41,914	40,458
Net loans (excluding leases)	25,722	22,577
Other	8,500
Financial Liabilities:
Non-interest-bearing	44,804	47,175
Interest-bearing - U.S.	66,235	50,139
Interest-bearing - non-U.S.	69,321	87,582
Securities sold under repurchase agreements	1,082	2,842
Other short-term borrowings	3,092	1,144
Long-term debt	11,093	11,620
Other	8,500
Estimated Fair Value
Financial Assets:
Cash and due from banks		2,107
Interest-bearing deposits with banks		67,227
Securities purchased under resale agreements		3,241
Investment securities held-to-maturity		40,255
Net loans (excluding leases)		22,482
Financial Liabilities:
Non-interest-bearing		47,175
Interest-bearing - U.S.		50,139
Interest-bearing - non-U.S.		87,582
Securities sold under repurchase agreements		2,842
Other short-term borrowings		1,144
Long-term debt		11,919
Estimated Fair Value | Quoted Market Prices in Active Markets (Level 1)
Financial Assets:
Cash and due from banks	3,597	2,107
Interest-bearing deposits with banks	0	0
Securities purchased under resale agreements	0	0
Investment securities held-to-maturity	14,541	16,814
Net loans (excluding leases)	0	0
Other	0
Financial Liabilities:
Non-interest-bearing		0
Interest-bearing - U.S.		0
Interest-bearing - non-U.S.		0
Securities sold under repurchase agreements		0
Other short-term borrowings		0
Long-term debt		0
Other	0
Estimated Fair Value | Pricing Methods with Significant Observable Market Inputs (Level 2)
Financial Assets:
Cash and due from banks		0
Interest-bearing deposits with banks	73,040	67,227
Securities purchased under resale agreements	4,679	3,241
Investment securities held-to-maturity	26,688	23,318
Net loans (excluding leases)	24,648	22,431
Other	8,500
Financial Liabilities:
Non-interest-bearing	44,804	47,175
Interest-bearing - U.S.	66,235	50,139
Interest-bearing - non-U.S.	69,321	87,582
Securities sold under repurchase agreements	1,082	2,842
Other short-term borrowings	3,092	1,144
Long-term debt	10,865	11,639
Other	8,500
Estimated Fair Value | Pricing Methods with Significant Unobservable Market Inputs (Level 3)
Financial Assets:
Cash and due from banks		0
Interest-bearing deposits with banks		0
Securities purchased under resale agreements		0
Investment securities held-to-maturity	122	123
Net loans (excluding leases)	913	51
Other	0
Financial Liabilities:
Non-interest-bearing		0
Interest-bearing - U.S.		0
Interest-bearing - non-U.S.		0
Securities sold under repurchase agreements		0
Other short-term borrowings		0
Long-term debt	183	280
Other	0
Nonrecurring Measurement Basis | Estimated Fair Value
Financial Assets:
Net loans (excluding leases)	$ 10	$ 3